Prepayments and Premiums Under Operating Leases	12 Months Ended
Dec. 31, 2021
Disclosure of lease prepayments [text block] [Abstract]
PREPAYMENTS AND PREMIUMS UNDER OPERATING LEASES
21.	PREPAYMENTS AND PREMIUMS UNDER OPERATING LEASES

Amount
At January 1, 2020	2,336,471
additions for the year	21,739
charge for the year	(94,699)
translation adjustment	156,389
At December 31, 2020	2,419,900
additions for the year	3,411
charge for the year	(81,474)
translation adjustment	65,572
At December 31, 2021	2,407,409

Analyzed for reporting purposes as:

	As at December 31,
	2021	2020
Current asset	82,714	80,494
Non-current asset	2,324,695	2,339,406
	2,407,409	2,419,900